UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Zevin Asset Management, Inc.
                       Address:           50 Congress Street
	                                Suite 1040
                   	              Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 Chairman
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA         August 15, 2011
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   92
Form 13F Information Table Value Total:   211244

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aston River Rd Divident All Ca MF                              149 13417.7410SH      SOLE               13417.7410
Cra Qualified Investment Fund  MF                              122 11251.8170SH      SOLE               11251.8170
John Hancock Strategic Inc     MF                               80 11767.8600SH      SOLE               11767.8600
Oppenheimer Intl Bond Fund     MF                              148 22023.7820SH      SOLE               22023.7820
Pimco Total Return Fund        MF                              133 12139.2280SH      SOLE               12139.2280
Selected Amer Shares Inc       MF                              279 6556.0690SH       SOLE                6556.0690
TRowe Pr Tax Free Income       MF                              244 25002.9820SH      SOLE               25002.9820
Vanguard NY Longterm Exempt Fu MF                              163 14802.5540SH      SOLE               14802.5540
3m Company Com                 COM              88579y101     1627    17157 SH       SOLE                    17157
AT&T Inc                       COM              00206r102     9224   293668 SH       SOLE                   293668
Abbott Laboratories            COM              002824100      454     8619 SH       SOLE                     8619
Acer Inc. London Gdr           COM              004434205      150    17187 SH       SOLE                    17187
Airgas Inc.                    COM              009363102     4789    68370 SH       SOLE                    68370
Ametek Inc                     COM                             647    14400 SH       SOLE                    14400
Amgen Inc Com                  COM              031162100      216     3700 SH       SOLE                     3700
Analog Devices Inc   Com       COM              032654105     3013    76980 SH       SOLE                    76980
Apache Corp                    COM              037411105      248     2012 SH       SOLE                     2012
Apple Inc                      COM              037833100     5728    17065 SH       SOLE                    17065
Arrow Electronics              COM              042735100      398     9600 SH       SOLE                     9600
Auto Data Processing           COM              053015103     2088    39637 SH       SOLE                    39637
Bemis Co Inc                   COM              081437105     2997    88724 SH       SOLE                    88724
Berkshire Hathawayinc   Del Cl COM              084670702      386     4985 SH       SOLE                     4985
Bhp Billiton Ltd Adr F Sponsor COM              088606108      216     2280 SH       SOLE                     2280
Bp Plc          Spon Adr       COM              055622104      733    16542 SH       SOLE                    16542
Cameron Intl Corp              COM              13342B105      614    12210 SH       SOLE                    12210
Celgene Corp  Com              COM              151020104     3165    52470 SH       SOLE                    52470
CenterPoint Energy Inc.        COM                            4207   217424 SH       SOLE                   217424
Chevron Corporation            COM              166764100      999     9712 SH       SOLE                     9712
China Railway Constructihkd Pa COM              y1508p110       11    13000 SH       SOLE                    13000
Clorox Co Del Com              COM              189054109     3453    51208 SH       SOLE                    51208
Coca Cola Company              COM              191216100      277     4122 SH       SOLE                     4122
Colgate Palmolive              COM              194162103     1444    16523 SH       SOLE                    16523
Companhia Energ De   Adr       COM              204409601     3572   173060 SH       SOLE                   173060
Copa Holdings S A Cl A         COM              p31076105     2299    34445 SH       SOLE                    34445
Costco Whsl Corp New           COM              22160K105      205     2521 SH       SOLE                     2521
Cpfl Energia S A Adr           COM              126153105     3205    36885 SH       SOLE                    36885
Ctrip.Com Intl Ltd   Adr       COM              22943f100     3077    71434 SH       SOLE                    71434
Darden Restaurants Inc         COM              237194105     3319    66705 SH       SOLE                    66705
Du Pont Ie De Nours            COM              263534109     1003    18559 SH       SOLE                    18559
Ecolab Inc                     COM              278865100     2304    40862 SH       SOLE                    40862
Emerson Elec Co                COM              291011104     5181    92115 SH       SOLE                    92115
Exxon Mobil Corp     Com       COM              30231g102     4058    49860 SH       SOLE                    49860
Fanuc 6954   sedol# 6356934 JP COM              j13440102     4204    25375 SH       SOLE                    25375
Franklin Res Inc               COM              354613101     2353    17920 SH       SOLE                    17920
General Mills Inc              COM              370334104      446    11970 SH       SOLE                    11970
Google Inc Cl A                COM              38259p508     4697     9276 SH       SOLE                     9276
Grainger Ww Inc.               COM              384802104      702     4566 SH       SOLE                     4566
Greif Inc    Cl A              COM              397624107      543     8350 SH       SOLE                     8350
Hubbell Inc Cl B Par .01       COM              443510201     1977    30439 SH       SOLE                    30439
Intl Business Machines  Corp I COM              459200101    12508    72912 SH       SOLE                    72912
Johnson And Johnson  Com       COM              478160104     3395    51044 SH       SOLE                    51044
Kellogg Company                COM              487836108      219     3950 SH       SOLE                     3950
Mc Donalds Corp                COM              580135101      617     7321 SH       SOLE                     7321
Nalco Holding Co               COM                            1654    59470 SH       SOLE                    59470
Nestle S A Reg B Adr F 1 Adr R COM              641069406      240     3846 SH       SOLE                     3846
Novo-Nordisk A-S Adr F 1 Adr R COM              670100205      252     2010 SH       SOLE                     2010
Novo-Nordisk A/S Sedol# 707752 COM              k7314n152     1945    15500 SH       SOLE                    15500
Oracle Corp $0.01    Del       COM              68389x105     6039   183508 SH       SOLE                   183508
Owens Corning Inc              COM              690742101     2095    56084 SH       SOLE                    56084
Pepsico Incorporated           COM              713448108      386     5475 SH       SOLE                     5475
Pfizer Incorporated            COM              717081103      289    14029 SH       SOLE                    14029
Portland General Electric      COM              736508847     2402    95025 SH       SOLE                    95025
Praxair Inc                    COM              74005p104     8602    79360 SH       SOLE                    79360
Procter & Gamble Co            COM              742718109     1202    18908 SH       SOLE                    18908
Range Resources Corp           COM              75281A109     2244    40440 SH       SOLE                    40440
Rock Tenn Co        Cl A       COM              772739207     2419    36459 SH       SOLE                    36459
Rogers Communications  B       COM              775109200     3489    88275 SH       SOLE                    88275
Rogers Communications Toronto  COM                            1299    34655 SH       SOLE                    34655
Sealed Air Corp (new)          COM              81211k100     2882   121155 SH       SOLE                   121155
Sigma Aldrich Corp             COM              826552101     3251    44302 SH       SOLE                    44302
Sinopharm Group Co Ord F       COM                            1836   546500 SH       SOLE                   546500
Sonoco Products                COM              835495102     2423    68170 SH       SOLE                    68170
Spectra Energy                 COM                            6902   251799 SH       SOLE                   251799
Statoil Asa Shs                COM              85771p102     4423   173795 SH       SOLE                   173795
Stryker Corp                   COM              863667101      364     6195 SH       SOLE                     6195
Subsea 7 Sa Sponsrd Adr        COM              864323100     3726   144869 SH       SOLE                   144869
Sysco Corp Com                 COM              871829107      355    11400 SH       SOLE                    11400
Talisman Energy Corp ADR       COM                             819    39960 SH       SOLE                    39960
Telefonica Sa Spain  Adr       COM              879382208     6130   250290 SH       SOLE                   250290
Telstra Ltd sedol 6087289AU    COM              6087289au     5208  1683250 SH       SOLE                  1683250
Tiffany & Co.                  COM              886547108      589     7500 SH       SOLE                     7500
Tjx Cos Inc New                COM              872540109     5988   113984 SH       SOLE                   113984
Toronto-Dominion Bank          COM              891160509     1435    16898 SH       SOLE                    16898
Trina Solar                    COM                            2469   110105 SH       SOLE                   110105
Truworths Intl Ltd sedol# 6113 COM              x8793h130     3580   331135 SH       SOLE                   331135
Unilever N V Ny Shs Newf N Y R COM              904784709      702    21355 SH       SOLE                    21355
Unilever Plc                   COM              904767704      214     6620 SH       SOLE                     6620
Varian Med Sys Inc             COM                             210     3000 SH       SOLE                     3000
Vodafone Grop Plc Sp Adr       COM              92857w209    12637   472935 SH       SOLE                   472935
WGL Holdings Inc               COM                            2260    58705 SH       SOLE                    58705
Danish Krone                                                     3    13050 SH       SOLE                    13050
Japanese Yen                                                     1    59836 SH       SOLE                    59836